Income Taxes - Schedule of Income Tax (Expense) Benefit (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax (Expense) Benefit [Abstract]
Current income tax (expense) benefit
Deferred income tax (expense) benefit
Total